NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2013
NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS

19.       NONCONTROLLING INTERESTS

December 31,	2013	2012
(millions of Canadian dollars)
EEP	2,810	2,636
Enbridge Energy Management, L.L.C. (EEM)	1,079	498
EGD preferred shares	100	100
Other	25	24
	4,014	3,258

Noncontrolling interests in EEP represented the 79.4% (2012 - 78.2%) interest in EEP held by public unitholders, as well as interests of third parties in subsidiaries of EEP, including Midcoast Energy Partners, L.P. (MEP). The increase in noncontrolling interests in EEP included contributions of $372 million (US$355 million) received from an initial public offering (IPO) of MEP. In May 2013, EEP formed MEP, which at the time was EEP’s wholly owned subsidiary, and transferred approximately 39% of its ownership interest in EEP’s natural gas and NGL midstream business to MEP. In November 2013, MEP completed the IPO whereby a total of 21.3 million MEP’s Class A common units were issued (including 2.8 million Class A common units issued pursuant to the exercise of the underwriters’ over-allotment option in December 2013) representing approximately 46% limited partner interest in MEP.

During the year ended December 31, 2013, EEP also distributed $463 million (2012 - $419 million; 2011 - $353 million) to its noncontrolling interest holders in line with EEP’s objective to make quarterly distributions in an amount equal to its available cash, as defined in its partnership agreement and as approved by EEP’s Board of Directors.

During the year ended December 31, 2012, EEP completed a listed share issuance, in which the Company did not participate, resulting in an increase in the noncontrolling interests from 77.0% to 78.2%.The listed share issuance during the year ended December 31, 2012 resulted in contributions of $382 million (2011 - $695 million) from noncontrolling interest holders.

Noncontrolling interests in EEM represented the 88.3% (2012 - 83.2%) of the listed shares of EEM not held by the Company. The increase in noncontrolling interests reflected the issuance of listed shares in 2013 in which the Company did not participate and which resulted in contributions of $523 million from noncontrolling interest holders.

The Company owns 100% of the outstanding common shares of EGD; however, the four million Cumulative Redeemable EGD Preferred Shares held by third parties are entitled to a claim on the assets of EGD prior to the common shareholder. The preferred shares have no fixed maturity date and have floating adjustable cash dividends that are payable at 80% of the prime rate. EGD may, at is option, redeem all or a portion of the outstanding shares for $25 per share plus all accrued and unpaid dividends to the redemption date. As at December 31, 2013, no preferred shares have been redeemed.

REDEEMABLE NONCONTROLLING INTERESTS

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Balance at beginning of year	1,000	640	362
Loss	(24)	(12)	(9)
Other comprehensive income/(loss)
Change in unrealized gains/(loss) on cash flow hedges, net of tax	4	(1)	(3)
Comprehensive loss	(20)	(13)	(12)
Distributions to unitholders	(72)	(49)	(33)
Contributions from unitholders	92	225	170
Redemption value adjustment	53	197	153
Balance at end of year	1,053	1,000	640

Redeemable noncontrolling interests in the Fund at December 31, 2013 represented 68.6% (2012 - 67.7%; 2011 - 64.6%) of interests in the Fund’s trust units that are held by third parties. During the year ended December 31, 2013, the Fund completed a unit issuance in which the Company did not participate, resulting in an increase in the redeemable noncontrolling interests from 67.7% to 68.6%. This resulted in contributions of $92 million from redeemable noncontrolling interest holders.

In December 2012, the Fund acquired Greenwich, Amherstburg and Tilbury solar energy projects, Hardisty Caverns and Hardisty Contract Terminals from Enbridge and wholly-owned subsidiaries of Enbridge for proceeds of $1.2 billion. In October 2011, the Fund acquired the Ontario Wind, Sarnia Solar and Talbot Wind energy projects from a wholly-owned subsidiary of Enbridge for $1.2 billion. In both cases, ordinary trust units were issued by the Fund to partially finance these acquisitions, resulting in an increase in interests held by third parties in 2012 and 2011 and contributions from noncontrolling unitholders of $225 million and $170 million, respectively.

Distributions to noncontrolling unitholders were made on a monthly basis for the years ended December 31, 2013, 2012 and 2011 in line with the Fund’s objective of distributing a high proportion of its cash available for distribution, as approved by its Board of Trustees.